TRANSAMERICA FUNDS

Transamerica Inflation Opportunities Transamerica Inflation-Protected Securities

Supplement to the Currently Effective Prospectuses, Summary Prospectuses and Statements of Additional Information

The Board of Trustees has approved a reorganization pursuant to which the assets of Transamerica Inflation-Protected Securities (the “Target Fund”), a series of Transamerica Funds, would be acquired, and its liabilities would be assumed, by Transamerica Inflation Opportunities (the “Destination Fund”), a series of Transamerica Funds, in exchange for shares of the Destination Fund. The Target Fund would then be liquidated and shares of the Destination Fund would be distributed to the Target Fund shareholders in complete liquidation of the Target Fund.

Under the reorganization, Target Fund shareholders would receive shares of the corresponding class of the Destination Fund with the same aggregate net asset value as their shares of the Target Fund. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by Target Fund shareholders as a result of the reorganization.

The reorganization does not require shareholder approval, but is subject to the satisfaction of certain closing conditions. An information statement describing the reorganization will be mailed to Target Fund shareholders in advance of the closing of the reorganization. If the closing conditions are satisfied, the reorganization is expected to occur on or about October 27, 2023. Effective on or about October 26, 2023, the Target Fund will be closed to all investments. Prior to that date, shareholders can continue to purchase, redeem and exchange shares of the Target Fund subject to the limitations described in the Target Fund’s Prospectus and Summary Prospectus.

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Effective and contingent upon the closing of the reorganization, the management fee schedule, primary benchmark, sub-advisory fee schedule and expense limitation arrangement of the Destination Fund will be revised as described herein.

MANAGEMENT FEES:

Effective and contingent upon the closing of the reorganization, the Destination Fund will lower its management fee schedule as set forth below and the following changes will be made to the Destination Fund’s Prospectuses, Summary Prospectuses and Statement of Additional Information.

Transamerica Asset Management, Inc. (“TAM”), the Destination Fund’s investment manager, will receive compensation from the Destination Fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the Destination Fund’s average daily net assets) indicated below:

First $500 million................................................................................................... 0.38%

Over $500 million up to $750 million................................................................. 0.375%

In excess of $750 million....................................................................................... 0.37%

Effective and contingent upon the closing of the reorganization, the following information will be added alphabetically to the sub- section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectuses:

Transamerica  Inflation  Opportunities:  Effective October  27,  2023, the  management  fee  is  0.38%  of  the  first

$500 million; 0.375% over $500 million up to $750 million; and 0.37% in excess of $750 million in average daily net assets. Prior to October 27, 2023, the management fee was 0.49% of the first $250 million; 0.43% over $250 million up to $1 billion; and 0.38% over $1 billion in average daily net assets.

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Effective and contingent upon the closing of the reorganization, the Destination Fund’s benchmark will change as follows:

Old Benchmark	New Benchmark
Bloomberg Global Inflation Linked Bond Index	Primary: Bloomberg US Treasury Inflation Protected Securities Index
Secondary: Bloomberg Global Inflation Linked Bond Index

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Effective and contingent upon the closing of the reorganization, the following information revises the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Inflation Opportunities	0.38% of the first $500 million 0.375% over $500 up to $750 million 0.37% in excess of $750 million

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SUB-ADVISORY FEES:

Effective and contingent upon the closing of the reorganization, the following information will revise the corresponding information appearing in the table contained in the “Sub-Advisory Fees” sub-section of the Statement of Additional Information under the heading “Investment Management and Other Services – Sub-Advisers” with respect to Transamerica Inflation Opportunities:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Inflation Opportunities	PineBridge Investments, LLC (6)	0.15% of the first $100 million 0.10% over $100 million up to $250 million 0.05% in excess of $250 million

(6)     The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Inflation Opportunities and Transamerica PineBridge Inflation Opportunities VP.

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EXPENSE LIMITATION:

Effective and contingent upon the closing of the reorganization, the following information will replace the corresponding information in the Statement of Additional Information in the table following the heading “Expense Limitation” with respect to Transamerica Inflation Opportunities:

Fund	Expense Cap					Expiration Date of Expense Cap
	Class A	Class C	Class I	Class I2	Class R6
Transamerica Inflation Opportunities	1.00%	1.71%	0.65%	0.53%	0.53%	March 1, 2025

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Investors Should Retain this Supplement for Future Reference

June 16, 2023